Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets comprise the following as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Prepaid insurance	$290,004	$132,507
Deferred research and development expenses	-	9,060
Professional services retainers	3,000	13,418
Prepaid - other	17,960	5,000
	$310,964	$159,985

Prepaid expenses and other current assets are composed of the following as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024

Prepaid insurance	$132,507	$11,454
Deferred research and development expenses	9,060	-
Professional services retainers	13,418	-
Other prepaid expenses	5,000
	$159,985	$11,454